Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000243703 | Contemporary Amperex Technology Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000243703 | Montage Technology Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000243703 | China Merchants Bank Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000243703 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	2.90%
C000243703 | China Yangtze Power Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000243703 | Zhongji Innolight Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000243703 | Kweichow Moutai Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000243703 | China Pacific Insurance Group Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000243703 | Cambricon Technologies Corp. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000243703 | Sieyuan Electric Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.00%
C000243703 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	23.00%
C000243703 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.80%
C000243703 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000243703 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	9.60%
C000243703 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.70%
C000243703 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.60%
C000243703 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.00%
C000243703 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000243703 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.30%
C000243703 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.10%
C000243703 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.40%
C000243703 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000243703 | China
Holdings [Line Items]
Percent of Total Investments	95.50%
C000243703 | United States
Holdings [Line Items]
Percent of Total Investments	2.90%
C000243703 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.60%
C000251139 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000251139 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000251139 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000251139 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000251139 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.10%
C000251139 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000251139 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000251139 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251139 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	1.80%
C000251139 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000251139 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.80%
C000251139 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.10%
C000251139 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000251139 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.60%
C000251139 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000251139 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.80%
C000251139 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.60%
C000251139 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000251139 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.40%
C000251139 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.90%
C000251139 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251139 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000251139 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000234392 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.40%
C000234392 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000234392 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	5.60%
C000234392 | Robinhood Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.00%
C000234392 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234392 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000234392 | Nova Ltd.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000234392 | Tradeweb Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000234392 | Shopify, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.60%
C000234392 | ARM Holdings PLC
Holdings [Line Items]
Percent of Total Investments	3.50%
C000234392 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	52.30%
C000234392 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000234392 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000234392 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234392 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.80%
C000234392 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.40%
C000234392 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.90%
C000234392 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000255686 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000255686 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	11.90%
C000255686 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000255686 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	7.80%
C000255686 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.30%
C000255686 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	6.10%
C000255686 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000255686 | Mastercard, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.90%
C000255686 | Netflix, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000255686 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000255686 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	41.70%
C000255686 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000255686 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.80%
C000255686 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000255686 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.60%
C000255686 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.70%
C000255686 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000255686 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.10%
C000255686 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000255686 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.60%
C000252374 | Tokio Marine Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000252374 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000252374 | Kinden Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000252374 | Sony Group Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000252374 | Niterra Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000252374 | Resona Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000252374 | SCSK Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252374 | Mitsubishi Logistics Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252374 | USS Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000252374 | East Japan Railway Co.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000252374 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	8.90%
C000252374 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.00%
C000252374 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	33.10%
C000252374 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000252374 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.60%
C000252374 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.20%
C000252374 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	22.50%
C000252374 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.90%
C000252374 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.60%
C000252374 | Japan
Holdings [Line Items]
Percent of Total Investments	100.00%
C000245650 | Less than 1 year
Holdings [Line Items]
Percent of Total Investments	52.20%
C000245650 | 1 to 3 years
Holdings [Line Items]
Percent of Total Investments	41.30%
C000245650 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.50%
C000248517 | Colliers International Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000248517 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000248517 | Gates Industrial Corp. PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000248517 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000248517 | Fair Isaac Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000248517 | ITT, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000248517 | Tidewater, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000248517 | Toro Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000248517 | Lincoln Electric Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000248517 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000248517 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.20%
C000248517 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.60%
C000248517 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	37.00%
C000248517 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000248517 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.40%
C000248517 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.60%
C000248517 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.10%
C000248517 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000248517 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.90%
C000248517 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000248517 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.50%
C000248517 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%